Note 23 - Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Balance, beginning of the year	7,583,439	9,266,098
Balance, beginning of the year, weighted average exercise price (in dollars per share)	$ 10.70	$ 10.76
Granted	2,621,924	2,601,680
Granted, weighted average exercise price (in dollars per share)	$ 13.46	$ 8.83
Exercised	(2,473,926)	(2,918,518)
Exercised, weighted average exercise price (in dollars per share)	$ 7.50	$ 7.54
Cancelled or expired	(657,345)	(1,365,821)
Cancelled or expired, weighted average exercise price (in dollars per share)	$ 18.96	$ 14.31
Balance, end of the year	7,074,092	7,583,439
Balance, end of the year, weighted average exercise price (in dollars per share)	$ 12.07	$ 10.70